Cover	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2026
Entity Registrant Name	HAGERTY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40244
Entity Tax Identification Number	86-1213144
Entity Address, Address Line One	121 Drivers Edge
Entity Address, City or Town	Traverse City
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49684
City Area Code	(800)
Local Phone Number	922-4050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001840776
Amendment Flag	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	HGTY